Legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of effects in income statements

	2024	2023	2022
Tax litigations	(80)	8	(40)
Civil litigations	(29)	(70)	(38)
Labor litigations	(191)	(167)	(67)
Environmental litigations	(3)	-	(8)
Total	(303)	(229)	(153)

Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2023	90	380	514	15	999
Additions and reversals, net	80	29	191	3	303
Payments	(15)	(72)	(111)	-	(198)
Indexation and interest	71	31	8	2	112
Acquisition of Aliança Energia	-	6	-	27	33
Translation adjustment	(25)	(84)	(120)	(7)	(236)
Balance as of December 31, 2024	201	290	482	40	1,013

Schedule of contingent liabilities

	December 31, 2024	December 31, 2023
Tax litigations	5,995	7,235
Civil litigations	1,274	1,366
Labor litigations	292	378
Environmental litigations	1,050	1,320
Total	8,611	10,299

Schedule of judicial deposits

	December 31, 2024	December 31, 2023
Tax litigations	338	516
Civil litigations	78	122
Labor litigations	110	148
Environmental litigations	11	12
Total	537	798